Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets
Server hardware	5 years
Vehicles	5 years

Schedule of Estimated Average Useful Lives of Intangible Assets
Software	5 years
Courseware	5 years
Copyrights	5 years

Schedule of Contract Liabilities Arising from Contract With Customers

The following table provides information about the Group’s contract liabilities arising from contract with customers. The increase in contract liabilities primarily resulted from the Group’s business growth.

	As of
	September 30, 2024	March 31, 2024
	(Unaudited)	(Audited)
Deferred revenue-current	$12,039	$111,630
Deferred revenue-non-current	—	—
Total	$12,039	$111,630

	For the six months ended September 30,
	2024	2023
Revenue recognized from deferred revenue balance	$108,307	$1,357,236

Schedule of Currency Exchange Rates
	September 30, 2024	March 31, 2024	September 30, 2023
Year-end spot rate	US$1=7.0074 RMB	US$1=7.0950 RMB	US$1=7.1798 RMB
Average rate	US$1= 7.0994 RMB	US$1=7.1157 RMB	US$1=7.1206 RMB